Debt issued held at amortized cost (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying value	SFr 34	SFr 490
UBS AG
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying value	SFr 480	SFr 821